Janus Henderson Research Fund
Schedule of Investments (unaudited)
December 31, 2025

	Shares or Principal Amounts	Value
Common Stocks – 100.1%
Aerospace & Defense – 3.0%
Boeing Co*	704,176	$152,890,693
General Electric Co	1,317,562	405,848,623
Howmet Aerospace Inc	1,332,856	273,262,137
		832,001,453
Automobiles – 0.7%
Tesla Inc*	438,505	197,204,469
Beverages – 0.6%
Constellation Brands Inc - Class A	418,118	57,683,559
Monster Beverage Corp*	1,366,235	104,749,238
		162,432,797
Biotechnology – 3.1%
AbbVie Inc	1,817,729	415,332,899
Amgen Inc	133,504	43,697,194
Argenx SE (ADR)*	94,778	79,703,559
Mirum Pharmaceuticals Inc*	393,975	31,120,085
Revolution Medicines Inc*	676,537	53,886,172
United Therapeutics Corp*	78,373	38,187,244
Vaxcyte Inc*	988,603	45,614,143
Vertex Pharmaceuticals Inc*	360,152	163,278,511
		870,819,807
Building Products – 0.7%
Trane Technologies PLC	493,106	191,916,855
Capital Markets – 1.5%
Ares Management Corp - Class A	714,187	115,434,045
Blackstone Group Inc	1,224,807	188,791,751
LPL Financial Holdings Inc	306,481	109,465,819
		413,691,615
Chemicals – 0.5%
Ecolab Inc	515,997	135,459,532
Communications Equipment – 0.8%
Arista Networks Inc*	1,752,881	229,679,997
Consumer Finance – 0.4%
Capital One Financial Corp	408,558	99,018,117
Diversified Financial Services – 4.7%
Apollo Global Management Inc	776,043	112,339,985
Mastercard Inc - Class A	973,297	555,635,791
Visa Inc	1,848,624	648,330,923
		1,316,306,699
Electrical Equipment – 0.5%
Eaton Corp PLC	485,822	154,739,165
Electronic Equipment, Instruments & Components – 1.0%
Amphenol Corp	2,155,946	291,354,542
Energy Equipment & Services – 0.1%
Atlas Energy Solutions Inc#	2,421,901	22,814,307
Entertainment – 3.1%
Liberty Media Corp-Liberty Formula One - Series C*	1,811,074	178,408,900
Netflix Inc*	5,208,674	488,365,274
Spotify Technology SA*	377,857	219,425,338
		886,199,512
Health Care Equipment & Supplies – 1.2%
Boston Scientific Corp*	1,074,150	102,420,203
DexCom Inc*	756,515	50,209,901
Intuitive Surgical Inc*	345,654	195,764,599
		348,394,703
Health Care Providers & Services – 0.5%
McKesson Corp	157,147	128,906,113
Hotels, Restaurants & Leisure – 3.3%
Booking Holdings Inc	52,896	283,275,536
DoorDash Inc - Class A*	652,870	147,861,998
Flutter Entertainment PLC*	517,971	111,384,484
Hilton Worldwide Holdings Inc	722,274	207,473,206
Royal Caribbean Cruises Ltd	502,156	140,061,351
Wingstop Inc	144,217	34,394,312
		924,450,887

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Household Durables – 0.4%
Lennar Corp	1,175,548	$120,846,334
Household Products – 0.8%
Procter & Gamble Co	1,518,519	217,618,958
Independent Power and Renewable Electricity Producers – 0.4%
Vistra Corp	718,757	115,957,067
Industrial Conglomerates – 1.0%
3M Co	1,710,819	273,902,122
Information Technology Services – 0.7%
Snowflake Inc - Class A*	891,582	195,577,428
Insurance – 0.7%
Arthur J Gallagher & Co	372,486	96,395,652
Progressive Corp/The	443,236	100,933,702
		197,329,354
Interactive Media & Services – 10.4%
Alphabet Inc - Class C	5,958,499	1,869,776,986
Meta Platforms Inc - Class A	1,624,571	1,072,363,072
		2,942,140,058
Life Sciences Tools & Services – 0.2%
Danaher Corp	226,681	51,891,815
Machinery – 0.4%
Deere & Co	260,914	121,473,731
Multiline Retail – 4.8%
Amazon.com Inc*	5,874,164	1,355,874,534
Pharmaceuticals – 3.4%
Eli Lilly & Co	828,375	890,238,045
Johnson & Johnson	385,449	79,768,671
		970,006,716
Road & Rail – 0.4%
TFI International Inc	1,134,285	117,228,355
Semiconductor & Semiconductor Equipment – 23.9%
Analog Devices Inc	385,806	104,630,587
Broadcom Inc	4,822,605	1,669,103,591
Credo Technology Group Holding Ltd*	492,669	70,890,142
KLA Corp	205,982	250,284,609
Lam Research Corp	2,150,044	368,044,532
Micron Technology Inc	540,862	154,367,423
NVIDIA Corp	21,270,564	3,966,960,186
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	465,632	141,500,909
		6,725,781,979
Software – 18.1%
AppLovin Corp - Class A*	458,936	309,240,255
Atlassian Corp - Class A*	1,039,659	168,570,310
Cadence Design Systems Inc*	684,305	213,900,057
Datadog Inc - Class A*	1,265,717	172,124,855
Intuit Inc	678,176	449,237,346
Microsoft Corp	6,330,993	3,061,794,835
Oracle Corp	1,813,876	353,542,571
Tyler Technologies Inc*	173,638	78,822,970
Workday Inc - Class A*	1,332,073	286,102,639
		5,093,335,838
Specialty Retail – 1.6%
O'Reilly Automotive Inc*	1,400,998	127,785,028
TJX Cos Inc	1,862,303	286,068,364
Wayfair Inc - Class A*	506,972	50,905,058
		464,758,450
Technology Hardware, Storage & Peripherals – 6.3%
Apple Inc	6,502,063	1,767,650,847
Textiles, Apparel & Luxury Goods – 0.3%
NIKE Inc - Class B	1,136,757	72,422,788
Trading Companies & Distributors – 0.4%
Ferguson Enterprises Inc	515,235	114,706,768
Wireless Telecommunication Services – 0.2%
T-Mobile US Inc	235,152	47,745,262
Total Common Stocks (cost $12,327,534,246)		28,171,638,974
Investment Companies – 0%
Money Markets – 0%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº,£ (cost $3,427,994)	3,426,965	3,427,994

	Shares or Principal Amounts	Value
Investments Purchased with Cash Collateral from Securities Lending – 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº,£	7,811,421	$7,811,421
Time Deposits – 0%
Royal Bank of Canada, 3.7000%, 1/2/26	$1,952,855	1,952,855
Total Investments Purchased with Cash Collateral from Securities Lending (cost $9,764,276)		9,764,276
Total Investments (total cost $12,340,726,516) – 100.1%		28,184,831,244
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(27,143,491)
Net Assets – 100%		$28,157,687,753

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$27,626,973,083	98.0%
Sweden	219,425,338	0.8
Taiwan	141,500,909	0.5
Canada	117,228,355	0.4
Belgium	79,703,559	0.3
Total	$28,184,831,244	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/25	Ending Shares	Dividend Income
Investment Companies - 0%
Money Markets - 0%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº
	$71,465,851	$324,533,748	$(392,572,428)	$823	$-	$3,427,994	3,426,965	$124,779
Investments Purchased with Cash Collateral from Securities Lending - 0%
Investment Companies - 0%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº
	16,099,603	120,994,984	(129,283,166)	-	-	7,811,421	7,811,421	152,194 ∆
Total Affiliated Investments - 0.0%
	$87,565,454	$445,528,732	$(521,855,594)	$823	$-	$11,239,415	11,238,386	$276,973

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2025.
#	Loaned security; a portion of the security is on loan at December 31, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$28,171,638,974	$-	$-
Investment Companies	-	3,427,994	-
Investments Purchased with Cash Collateral from Securities Lending	-	9,764,276	-
Total Assets	$28,171,638,974	$13,192,270	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70248 02-26